SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash			$ 186,722	$ 784,525	$ 0
Cash - restricted	$ 286,043	$ 189,012	198,943	141,102
Funds held for others	63,767		82,828	24,987
Asset management fee	116,115		116,115	116,115
Amortization of debt discount and debt issuance costs	420,134	$ 284,406	477,056	9,406
Amortization expense 2018			11,520
Amortization expense 2019			11,520
Amortization expense 2020			11,520
Amortization expense 2021			11,520
Amortization expense 2022			11,520
Allowance for trade receivables	0		0	0
Allowance for other accounts receivables	$ 0		92,573	640,000
Outstanding stock warrants			$ 5,364,230	$ 0
Accounts Receivable [Member] | Customers Credit Concentration Risk [Member]
Concentration Risk, Percentage			63.00%	78.00%
Sales Revenue, Net [Member] | Customers Credit Concentration Risk [Member]
Concentration Risk, Percentage			99.00%	97.00%